Financial Instruments and Risk Management - Disclosure of Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 362,656	$ 347,873
Financial Liabilities at Amortised Cost | Borrowings
Disclosure of financial liabilities [line items]
Financial Liabilities at amortized cost	212,479	190,936
Financial Liabilities at Amortised Cost | Trade Payables and Acceptances Excluding Value Added Tax and Other Tax Payables
Disclosure of financial liabilities [line items]
Financial Liabilities at amortized cost	81,208	70,927
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category | Senior Convertible Notes at Fair Value through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	68,349	86,010
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category | Derivatives at Fair Value Through Profit of Loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 620